Condensed Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders’ Equity (Unaudited) - USD ($) $ in Thousands	Series A Convertible Preferred Stock	Common Stock	Additional Paid in Capital	Accumulated Other Comprehensive (Loss) Income	(Accumulated Deficit)	Total Stockholders’ Equity	Non- Controlling Interest (net of OCI)	Total
Balance at Dec. 31, 2019		$ 243	$ 51,304	$ (1,086)	$ (33,242)	$ 17,219	$ 2,816	$ 20,035
Balance (in Shares) at Dec. 31, 2019		2,426,722
Shares issued for cash		$ 36	2,994			3,030		3,030
Shares issued for cash (in Shares)		361,359
Debt conversion		$ 51	2,951			3,002		3,002
Debt conversion (in Shares)		510,933
Settlement of Financing Facility (Note 17(c))		$ 19	2,485			2,504		2,504
Settlement of Financing Facility (Note 17(c)) (in Shares)		186,600
Acquisition of NCI		$ 77	2,784			2,861	(2,861)	1,873
Acquisition of NCI (in Shares)		766,407
Share issuance costs			(652)			(652)		(652)
Stock based compensation			616			616		616
Currency translation adjustment				2,452		2,452	60	2,512
Fair value of instrument specific Credit risk				9		9		9
Loss for the period					(6,602)	(6,602)	(15)	(6,617)
Balance at Dec. 31, 2020		$ 426	62,482	1,375	(39,844)	24,439		24,439
Balance (in Shares) at Dec. 31, 2020		4,252,021
Debt conversion		$ 53	2,331			2,384
Debt conversion (in Shares)		528,810
Stock based compensation			195			195
Currency translation adjustment				(459)		(459)
Fair value of instrument specific Credit risk				(6)		(6)
Loss for the period					(3,085)	(3,085)		(3,085)
Balance at Mar. 31, 2021		$ 479	65,008	910	(42,929)	23,468
Balance (in Shares) at Mar. 31, 2021		4,780,831
Balance at Dec. 31, 2020		$ 426	62,482	1,375	(39,844)	24,439		24,439
Balance (in Shares) at Dec. 31, 2020		4,252,021
Acquisition of NCI
Units issued for cash	$ 1,318	$ 242	11,883			12,125		12,125
Units issued for cash (in Shares)	20,000	2,417,824
Shares issued for cash – exercise of warrants		$ 29	2,943			2,972		2,972
Shares issued for cash – exercise of warrants (in Shares)		295,537
Fair value of investor derivative liability warrants			(2,000)			(2,000)		(2,000)
Convertible debt conversion and debt settlement		$ 63	2,817			2,880		2,880
Convertible debt conversion and debt settlement (in Shares)		628,192
Shares issued for services		$ 48	2,336			2,384		2,384
Shares issued for services (in Shares)		482,250
Share issuance costs	(679)		(2,475)			(2,475)		(2,475)
Stock based compensation			6,368			6,368		6,368
Currency translation adjustment				(1,966)		(1,966)		(1,966)
Fair value of instrument specific Credit risk				(9)		(9)		(9)
Conversion of preferred stock into common stock	$ (7)	$ 2	80			82		82
Conversion of preferred stock into common stock (in Shares)	(200)	20,190
Loss for the period					(26,648)	(26,648)		(26,648)
Balance at Dec. 31, 2021	$ 632	$ 810	84,434	(600)	(66,492)	$ 18,152		18,152
Balance (in Shares) at Dec. 31, 2021	19,800	8,096,014
Conversion of preferred stock into common stock, net	$ (62)	$ 75	306					381
Conversion of preferred stock into common stock, net (in Shares)	(1,973)	746,276
Deemed dividend of 8% on preferred stock	$ 1,572		(1,572)					(1,572)
Stock based compensation			1,065					1,065
Currency translation adjustment				(214)				(214)
Loss for the period					(3,080)			(3,080)
Balance at Mar. 31, 2022	$ 2,142	$ 885	$ 84,233	$ (814)	$ (69,572)			$ 14,732
Balance (in Shares) at Mar. 31, 2022	17,827	8,842,290